Related Party Transactions	12 Months Ended
Mar. 31, 2020
Related Party [Abstract]
Related Party Transactions
Related Party Transactions
Transactions with Associates
Takeda has one major associate, Teva Takeda Pharma, to which Takeda sells products and acts as a sales agent. Total transactions with Teva Takeda Pharma for the years ended March 31, 2019 and 2020 were 10,380 million JPY and 5,869 million JPY, respectively. Balances of receivables and payables are as follows:

	JPY (millions) As of March 31
	2019	2020
Trade receivables	¥2,885	¥1,456
Other receivables	1,892	2,612
Other payables	26,844	23,733

The terms and conditions of the related party transactions are entered into on terms consistent with third-party transactions and considering market prices. In addition, the receivables and payables are settled in cash and consistent with terms of third-party settlements.
There is no outstanding balance of collateral or guarantee. Impairment loss allowances are not recognized for the receivables.
Compensation for Key Management Personnel
Key management personnel are defined as members of the Board. The compensation for key management personnel is as follows:

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Basic compensation and bonuses	¥1,332	¥2,226	2,441
Share-based compensation (expensed amount)	1,176	1,305	2,143
Retirement benefits	26	73	45
Total	¥2,534	¥3,604	4,629